As filed with the Securities and Exchange Commission on April 11, 2013

Registration Nos. 2-80751

811-3618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

Post-Effective Amendment No. 67

☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 69

☑

(Check appropriate box or boxes)

Metropolitan Series Fund

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street

Boston, Massachusetts    02116

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, Including Area Code: 617-578-4036

MICHAEL LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worcester LLP

1666 K St., N.W.

Washington, D.C. 20006

It is proposed that the filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485.

☒  on April 29, 2013 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, METROPOLITAN SERIES FUND, has duly caused this Post-Effective Amendment No. 67 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 11th day of April, 2013.

METROPOLITAN SERIES FUND
(Registrant)

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 67 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ ELIZABETH M. FORGET Elizabeth M. Forget	Chairman of the Board, Chief Executive Officer, President and Trustee	April 11, 2013

/s/ PETER H. DUFFY Peter H. Duffy	Treasurer and Chief Financial Officer	April 11, 2013

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	April 11, 2013

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	April 11, 2013

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	April 11, 2013

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	April 11, 2013

/s/ KEITH M. SCHAPPERT* Keith M. Schappert	Trustee	April 11, 2013

/s/ LINDA STRUMPF* Linda Strumpf	Trustee	April 11, 2013

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	April 11, 2013

*BY: /S/ DAVID C. MAHAFFEY David C. Mahaffey Attorney-in-Fact